Variable Interest Entities - Schedule of Bareboat Charters (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
2026	$ 1,978
2027	2,100
2028	1,129
2029	1,181
2030	285
CSSC entity | VIE debt | FLNG Hilli
Variable Interest Entity [Line Items]
2026	77,600
2027	74,687
2028	71,603
2029	68,605
2030	65,606
2031+	$ 136,734